Convertible Preferred Shares and Shareholders' Equity (Deficit) (Details) $ / shares in Units, $ in Thousands				3 Months Ended
	Mar. 20, 2023 $ / shares shares	Mar. 16, 2023 $ / shares shares	Mar. 22, 2022 USD ($) Vote $ / shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Asset Acquisition [Line Items]
Number of Class A ordinary shares on conversion	267,939
Class A ordinary shares, par value per share | $ / shares	$ 0.0001	$ 0.0001			$ 0.001
Exchange ratio for Class A ordinary shares pursuant to the business combination	108.083	108.083		108.083
Class A ordinary shares authorized		300,000,000			17,437
Preferred shares, shares authorized		1,000,000		1,000,000	0
Preferred shares, par value per share | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Preferred shares, shares issued				0	0
Preferred shares, shares outstanding				0	0
Series A-1 convertible preferred shares, minimum gross aggregate subscription with respect to new Ordinary Shares required for conversion | $			$ 50,000
Anti-Dilution, percentage of ownership interest to be maintained			18.00%
Anti-Dilution, minimum equity to be raised | $			$ 20,000
Anti-Dilution, minimum gross aggregate subscription amount required for expiration of provision | $			50,000
Series A-1 convertible preferred shares, dividends declared | $			$ 0
Series A-1 convertible preferred shares, liquidation preference per share | $ / shares			$ 131
Series A-1 convertible preferred shares, number of votes per share | Vote			1
Legacy Zura
Asset Acquisition [Line Items]
Class A ordinary shares, par value per share | $ / shares	$ 0.001
License Agreement and a Series A-1 Subscription and Shareholder's Agreement with Pfizer [Member]
Asset Acquisition [Line Items]
Anti-Dilution, percentage of ownership interest to be maintained			18.00%
Minimum value of capital to be raised for not being subject to anti-dilution | $			$ 30,000